CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
97.50% DEBT SECURITIES
30.85% ASSET BACKED BONDS
Affirm Asset Securitization Trust 02/15/2027 1.750% 144A	1,799	$1,784
Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	19,338	19,029
Allegro CLO Ltd. 01/19/2033 7.227%^ 144A	470,000	471,410
(CME Term SOFR 3 Month + 1.900%)
Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	772,480	757,748
Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	900,000	892,115
Amer. Credit Accept. Receivables Trust 06/13/2028 4.410% 144A	592,257	590,700
Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	454,672	447,535
Aqua Finance Trust 07/17/2046 1.900% 144A	245,986	227,854
Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	450,000	441,193
Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	250,938	247,753
Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	480,116
Atlas Senior Loan Fund 04/22/2031 7.186%^ 144A	516,000	514,710
(ICE LIBOR USD 3 Month + 1.600%)
Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	601,897
Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	1,800,000	1,766,322
Bain Capital Credit CLO 07/19/2031 7.188%^ 144A	250,000	249,875
(ICE LIBOR USD 3 Month + 1.600%)
Benefit Street Partners CLO 10/15/2030 7.590%^ 144A	480,000	480,720
(ICE LIBOR USD 3 Month + 2.000%)
Benefit Street Partners CLO Ltd. 07/15/2037 0.000%^ 144A	940,000	940,000
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 7.186%^ 144A	480,000	480,240
(ICE LIBOR USD 3 Month + 1.600%)
Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	239,735
Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,038,283
CarNow Auto Receivables Trust 03/15/2027 2.250% 144A	1,006,316	986,600
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	79,260	74,532
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	29,760	29,597
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	366,640	357,447
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	1,962,422
Carvana Auto Receivables Trust 03/10/2028 1.070%	144,521	136,408
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	434,515	435,383
Carvana Auto Receivables Trust 03/10/2028 0.970%	196,002	187,383
COMM Mortgage Trust 09/15/2033 7.802%^ 144A	55,000	37,384
(SOFR Rate+3.914%)
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	850,192

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	963,141	$960,536
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	895,432
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,775,306
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	321,335
Credit Acceptance Auto Loan Trust 05/15/2030 1.000% 144A	42,526	42,439
Crossroads Asset Trust 08/20/2030 5.900% 144A	240,000	239,986
Drive Auto Receivables Trust 10/15/2027 0.870%	97,151	96,935
DT Auto Owner Trust 11/17/2025 2.550% 144A	96,767	96,495
DT Auto Owner Trust 02/16/2027 1.500% 144A	888,000	864,410
DT Auto Owner Trust 05/17/2027 1.310% 144A	800,000	760,203
DT Auto Owner Trust 09/15/2028 2.650% 144A	450,000	424,391
DT Auto Owner Trust 12/15/2027 3.400% 144A	576,000	560,923
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,048,500	997,251
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	758,686
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	473,381
Exeter Automobile Receivables Trust 12/15/2026 4.860%	531,367	530,467
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,130,000	1,087,100
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,558,050	1,495,769
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	970,552	27,240
Federal Home Loan Mortgage Corp. 01/25/2042 8.735%^ 144A	100,000	103,177
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.835%^ 144A	100,000	101,887
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.535%^ 144A	1,259,661	1,281,221
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 12.085%^ 144A	1,000,000	1,133,576
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.335%^ 144A	1,536,237	1,549,609
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.335%^ 144A	612,206	621,457
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.435%^ 144A	1,186,995	1,214,702
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.985%^ 144A	46,758	47,063
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.835%^ 144A	500,000	525,457
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.485%^ 144A	571,822	579,605
(United States 30 Day Average SOFR + 2.150%)

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Federal Home Loan Mortgage Corp. 01/25/2051 7.135%^ 144A	590,580	594,271
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 03/25/2043 7.435%^ 144A	870,869	$886,570
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 8.235%^ 144A	586,000	609,029
(United States 30 Day Average SOFR + 2.900%)
Federal Home Loan Mortgage Corp. 10/25/2033 6.085%^ 144A	24,158	24,151
(United States 30 Day Average SOFR + 0.750%)
Federal Home Loan Mortgage Corp. 10/25/2027 8.750%^	659,472	662,634
(ICE LIBOR USD 1 Month + 3.300%)
Federal National Mortgage Assoc. 04/25/2042 8.335%^ 144A	1,000,000	1,035,345
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 07/25/2042 8.935%^ 144A	760,000	804,951
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 09/25/2042 7.835%^ 144A	373,516	380,917
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 12/25/2041 7.235%^ 144A	250,000	252,971
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	16,502,671	54,063
Federal National Mortgage Assoc. 01/25/2031 9.700%^	534,000	587,909
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 02/25/2047 0.114%^	16,373,014	40,425
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	24,045,510	45,879
Federal National Mortgage Assoc. 08/25/2042 3.500%	361,910	50,862
Federal National Mortgage Assoc. 12/25/2032 2.000%	78,369	71,626
Federal National Mortgage Assoc. 07/25/2043 7.035%^ 144A	312,877	315,757
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 04/25/2043 7.835%^ 144A	591,803	605,581
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 01/25/2043 7.635%^ 144A	360,897	370,115
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 06/25/2043 7.235%^ 144A	355,315	359,746
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 06/25/2042 8.285%^ 144A	653,426	675,427
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 07/25/2042 7.885%^ 144A	733,780	754,697
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 05/25/2042 8.085%^ 144A	623,265	640,724
(United States 30 Day Average SOFR + 2.750%)

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Federal National Mortgage Assoc. 10/25/2041 6.885%^ 144A	330,890	332,355
(United States 30 Day Average SOFR + 1.550%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	254,577	$251,154
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	470,273
Foursight Cap. Automobile Rec'ls Trust 05/15/2028 3.070% 144A	400,000	381,059
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	33,750	33,638
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	292,500	286,017
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	725,000	718,921
Government National Mortgage Assoc. 10/20/2052 5.000%	920,722	897,969
GS Mortgage Securities Trust 09/10/2047 4.162%	500,000	497,238
Halcyon Loan Advisors Funding 07/21/2031 7.386%^ 144A	467,000	467,000
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 7.800%^ 144A	464,454	457,488
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Hertz Vehicle Financing LLC 12/26/2025 2.050% 144A	200,000	197,182
ICG US CLO Ltd. 01/15/2031 7.376%^(A)	470,000	470,940
((United States 30 Day Average SOFR + 0.114%) + 3.300%)
Jamestown CLO 04/20/2032 7.175%^ 144A	480,000	480,000
(CME Term SOFR 3 Month + 1.850%)
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	188,483	185,132
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	488,003
Lad Auto Receivables Trust 08/17/2026 1.300% 144A	76,384	76,151
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	241,425	241,655
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	367,214	371,987
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	450,000	450,709
Libra Solutions LLC 02/15/2035 7.000% 144A	81,413	81,257
Lobel Automobile Receivables Trust 07/15/2026 6.970%^ 144A	200,335	200,658
(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	229,710	231,196
Magnetite XXII 04/15/2031 7.190%^ 144A	288,000	287,856
(SOFR Rate+2.125%)
Marble Point CLO 07/23/2032 7.338%^ 144A	450,000	449,550
(ICE LIBOR USD 3 Month + 1.750%)
Newtek Small Business Loan Trust 02/25/2044 7.950%^ 144A	244,114	242,311
(ICE LIBOR USD 3 Month +1.754%)
Northwoods Capital XI-B, Ltd. 04/19/2031 7.338%^ 144A	336,000	336,336
(ICE LIBOR USD 3 Month + 1.750%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	303,610	290,211
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	237,984	237,893
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	459,952
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	550,400	533,914

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	801,370	$636,344
Research-Driven Pagaya 03/25/2032 7.540% 144A	203,883	205,853
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	450,254
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	241,795
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	500,000	494,190
Santander Drive Auto Receivables Trust 03/16/2026 5.870%	148,370	148,406
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	9,451	9,373
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	1,187,352	1,153,939
SCF Equipment Trust LLC 08/21/2028 0.830% 144A	56,451	56,066
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	475,723
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,089,134	1,064,421
Sequoia Mortgage Trust 04/25/2050 3.000%^ 144A	130,806	126,026
(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.550%)
Shackleton 2017-XI CLO, Ltd. 08/15/2030 7.734%^ 144A	888,000	889,154
(ICE LIBOR USD 3 Month + 2.150%)
Sotheby’s Artfi Master Trust 12/22/2031 0.000%^ 144A	480,000	481,483
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R, Ltd. 07/18/2031 7.339%^ 144A	470,000	470,235
(ICE LIBOR USD 3 Month + 1.750%)
TCW CLO 04/25/2031 7.235%^ 144A	450,000	451,125
(ICE LIBOR USD 3 Month + 1.650%)
Towd Point HE Trust 02/25/2063 6.875% 144A	271,666	271,666
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	360,903
Tricolor Auto Securitization Trust 08/15/2025 4.710% 144A	13,926	13,917
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	422,868
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	134,861	129,436
United Auto Credit Securitization Trust 11/10/2028 5.000%^ 144A	650,000	584,610
(US Treasury Yield Curve Rate Constant Maturity 10 Year +4.349%)
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	282,100
Upstart Structured PassThroug 11/15/2030 7.010% 144A	176,192	176,505
Velocity Commercial Capital 11/25/2053 7.670% 144A	175,724	180,594
Venture CDO Ltd. 07/15/2032 7.460%^ 144A	450,000	449,550
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,350,000	1,333,957
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	260,102	260,913
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	844,988
Verus Securitization Trust 11/25/2059 3.192% 144A	231,616	225,876
Washington Mutual Mortgage Pass-Through Certificate
10/25/2045 6.180%^	411,196	388,537

(ICE LIBOR USD 1 Month + 0.360%)

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
	Westlake Automobile Receivable 03/15/2027 3.490%^ 144A	324,800	$316,469
	((CME Term SOFR 1 Month + 0.114%) + 0.720%)
	Westlake Automobile Receivable 01/15/2027 6.230% 144A	774,537	775,825
	Wind River CLO Ltd. 07/15/2031 7.240%^ 144A	470,000	469,530
	(ICE LIBOR USD 3 Month + 1.650%)
	Winwater Mortgage Loan Trust 01/20/2046 3.768%^ 144A	131,767	121,545
	((CME Term SOFR 3 Month + 0.262%) + 1.650%)
	X-Caliber Funding LLC 11/01/2024 8.580%^ 144A	800,000	801,966
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	448,119
	Zais CLO 11 Ltd. 01/20/2032 7.134%^ 144A	470,000	470,000
	(CME Term SOFR 3 Month + 1.790%)
	Zais Matrix CDO I 04/15/2032 7.319%^ 144A	480,000	480,000
	(CME Term SOFR 3 Month + 1.738%)
30.85%	TOTAL ASSET BACKED BONDS		73,606,322
28.90%	CORPORATE BONDS
1.10%	COMMUNICATION SERVICES
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	583,417
	Bellsouth Telecommunications 06/01/2028 6.375%^	500,000	513,436
	(ICE LIBOR USD 3 Month +1.902%)
	Charter Communications Operating LLC 02/01/2034 6.650%^	1,000,000	1,010,142
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.256%)
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	90,387
	Corning, Inc. 03/15/2037 4.700%	200,000	185,215
	Factset Research Systems 03/01/2027 2.900%	250,000	233,951
			2,616,548
4.57%	CONSUMER DISCRETIONAIRY
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	450,000	434,660
	AutoNation, Inc. 03/01/2032 3.850%^	1,000,000	888,141
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	804,648
	BorgWarner, Inc. 02/15/2029 7.125%^	400,000	427,695
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	Brunswick Corp. 08/01/2027 7.125%	1,314,000	1,358,317
	Ford Motor Company 10/01/2028 6.625%	450,000	467,357
	General Motors Financial Co. 01/08/2031 2.350%	250,000	205,094

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
General Motors Financial Co. 01/12/2032 3.100%	1,000,000	$840,462
Hasbro, Inc. 07/15/2028 6.600%^	700,000	718,099
(Prime - 0.700%)
Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	457,352
Lowe's Companies, Inc. 04/01/2052 4.250%	500,000	392,960
MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	951,074
Michael Kors USA, Inc. 11/01/2024 4.250% 144A	600,000	592,113
Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	928,949
Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	450,000	457,479
Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	985,122
		10,909,522
1.41% CONSUMER STAPLES
AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	90,000	85,732
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.854%)
Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	882,534
Korn Ferry International 12/15/2027 4.625%^ 144A	500,000	476,107
(SOFR Index+1.250%)
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	85,537
Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	880,965
Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	849,031
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	96,366
((CME Term SOFR 3 Month + 0.262%) + 1.650%)
		3,356,272
3.77% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	461,813
Apache Corp. 12/15/2029 7.750%	133,000	144,638
Enbridge Energy LP 10/01/2028 7.125%	500,000	527,405
Energen Corp. 02/15/2028 7.125%	475,000	493,355
Energy Transfer LP Perpetual 6.625%	400,000	388,172
HF Sinclair Corp. 02/01/2028 5.000% 144A	400,000	387,518
Marathon Petroleum Corp. 09/15/2024 3.625%	540,000	537,400
Occidental Petroleum Corp. 03/15/2029 7.200%^	1,000,000	1,061,250
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
ONEOK, Inc. 09/01/2029 3.400%	1,000,000	917,429
Phillips 66 Partners LP 03/01/2028 3.750%	549,000	509,016
Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,069,510
Plains All American Pipeline LP 09/15/2030 3.800%	250,000	228,363
Targa Resources Partners LP 03/01/2030 5.500%	500,000	496,930

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	$931,889
Valero Energy Corp. 12/01/2031 2.800%	1,000,000	848,644
		9,003,332
6.68% FINANCIALS
Ally Financial, Inc. 11/20/2025 5.750%	350,000	347,791
Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,103,588
American Express Co. Perpetual 3.550%	500,000	466,100
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,642,964
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	899,414
Banco Santander SA 12/03/2030 2.749%^	250,000	208,022
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
Banco Santander SA 03/24/2028 4.175%	200,000	192,769
Bank of America Corp. Perpetual 4.375%^	625,000	591,083
(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
Barclays plc 05/16/2029 4.972%^	250,000	244,700
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
Blackstone Private Credit Fund 12/15/2026 2.625%	250,000	228,639
Blue Owl Capital Corp. 06/11/2028 2.875%	250,000	221,133
Charles Schwab Corp. Perpetual 5.000%	500,000	480,352
Citigroup, Inc. 03/31/2031 4.412%	250,000	238,268
Crown Castle, Inc. 03/15/2027 2.900%	250,000	234,639
EPR Properties 04/15/2028 4.950%^	360,000	344,607
(ICE LIBOR USD 3 Month +4.155%)
Fidelity National Information Services, Inc. 08/15/2028 4.500%	1,000,000	967,639
Fifth Third Bank 10/27/2025 5.852%	600,000	599,473
First Citizens Bancshare Perpetual 9.573%^	500,000	505,223
(SOFR Index+1.230%)
Keycorp 05/23/2025 6.614%	400,000	398,528
Lloyds Banking Group plc 03/18/2026 3.511%	450,000	442,550
Macquarie Group Ltd. 06/21/2028 4.098% 144A	2,000,000	1,928,984
NatWest Group plc 05/18/2029 4.892%	500,000	488,758
SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	384,912
SLM Corp. 10/29/2025 4.200%^	90,000	87,544
((CME Term SOFR 3 Month + 0.262%) + 2.150%)
Societe Generale SA 11/24/2025 4.750% 144A	250,000	245,018
Synchrony Bank 08/22/2025 5.400%	400,000	396,998
The Goldman Sachs Group, Inc. Perpetual 4.125%	500,000	467,626
Transamerica Capital II 12/01/2026 7.650% 144A	675,000	683,411
Truist Financial Corp. Perpetual 5.100%	500,000	466,924

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Weyerhaeuser Co. 03/09/2033 3.375%	500,000	$428,277
		15,935,934
2.03% GOVERNMENT
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,849,735
5.64% INDUSTRIALS
Allegion US Holding Co. 10/01/2024 3.200%	550,000	546,046
Avnet, Inc. 06/01/2032 5.500%	1,000,000	967,246
Berry Global, Inc. 07/15/2027 5.625%^ 144A	500,000	491,913
((CME Term SOFR 3 Month + 0.262%) + 2.000%)
Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	448,229
CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	966,699
FedEx Corp. 10/17/2048 4.950%	1,000,000	882,735
Flowserve Corp. 01/15/2032 2.800%	1,000,000	820,679
Fluor Corp. 09/15/2028 4.250%	360,000	342,095
Fortune Brands Innovation 03/25/2052 4.500%	500,000	392,835
Fortune Brands Innovation 03/25/2032 4.000%	500,000	454,178
GATX Corp. 03/30/2027 3.850%	324,000	311,681
Hubbell, Inc. 08/15/2027 3.150%	600,000	565,721
Masco Corp. 08/15/2032 6.500%^	1,000,000	1,063,905
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Oshkosh Corp. 03/01/2030 3.100%	1,000,000	885,383
Owens Corning 06/01/2030 3.875%	1,000,000	931,831
The Boeing Co. 02/15/2040 5.875%	1,000,000	936,074
Timken Co. 12/15/2028 4.500%^	500,000	484,667
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.949%)
Timken Co. 05/08/2028 6.875%	320,000	332,353
Trimble, Inc. 12/01/2024 4.750%	800,000	796,390
Westrock MWV LLC 02/15/2031 7.950%	750,000	848,840
		13,469,500
0.80% INFORMATION TECHNOLOGY
CA, Inc. 03/15/2027 4.700%	600,000	586,553
Micron Technology, Inc. 02/15/2027 4.185%	250,000	242,971
MSCI, Inc. 09/01/2030 3.625% 144A	100,000	89,780
Qorvo, Inc. 12/15/2024 1.750%	500,000	489,399
Western Digital Corp. 02/15/2026 4.750%^	500,000	489,521
(ICE LIBOR USD 1 Month + 0.720%)
		$1,898,224

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
0.68% MATERIALS
Albemarle Corp. 06/01/2032 5.050%	500,000	480,026
Domtar Corp. 10/01/2028 6.750% 144A	100,000	89,177
FMC Corp. 10/01/2026 3.200%	600,000	568,818
Steel Dynamics, Inc. 12/15/2026 5.000%	500,000	495,691
		1,633,712
2.22%	UTILITIES
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	869,916
	Eversource Energy 03/01/2032 3.375%	1,000,000	858,069
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,121,208
	Georgia Power Co. 05/15/2032 4.700%	1,000,000	966,411
	Sempra Perpetual 4.875%	500,000	490,408
	Southern California Gas Co. 04/01/2054 5.600%^	1,000,000	981,586
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
			5,287,598
28.90%	TOTAL CORPORATE BONDS		68,960,377
37.76%	TREASURY NOTES
	US Treasury 11/15/2031 1.375%	3,720,000	3,025,989
	US Treasury 02/15/2032 1.875%	4,500,000	3,777,539
	US Treasury 02/15/2042 2.375%	15,000,000	10,919,535
	US Treasury 05/15/2042 3.250%	4,000,000	3,326,252
	US Treasury 11/15/2032 4.125%	4,000,000	3,932,656
	US Treasury 02/15/2053 3.625%	5,000,000	4,253,515
	US Treasury 02/15/2043 3.875%	5,000,000	4,519,530
	US Treasury 05/15/2043 3.875%	5,000,000	4,511,330
	US Treasury 05/15/2053 3.625%	2,500,000	2,127,443
	US Treasury 05/15/2033 3.375%	3,000,000	2,780,274
	US Treasury 08/15/2033 3.875%	3,000,000	2,886,093
	US Treasury 09/30/2030 4.625%	6,000,000	6,084,378
	US Treasury 01/31/2029 4.000%	9,750,000	9,599,938
	US Treasury 02/15/2034 4.000%	14,230,000	13,811,994
	US Treasury 02/15/2044 4.500%	3,800,000	3,727,564
	US Treasury 08/15/2053 4.125%	5,000,000	4,656,055

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
	US Treasury 11/15/2033 4.500%	2,000,000	$2,018,438
	US Treasury 11/15/2053 4.750%	4,000,000	4,135,000
37.76%	TOTAL TREASURY NOTES		90,093,523
97.50%	TOTAL DEBT SECURITIES		232,660,222
2.43%	MONEY MARKET FUND
	Federated Government Obligations Fund 5.170%(B)	5,797,189	5,797,189
99.93%	TOTAL INVESTMENTS		238,457,411
0.07%	Other assets, net of liabilities		157,738
100.00%	NET ASSETS		$238,615,149

^Rate is determined periodically. Rate shown is the rate as of June 30, 2024.

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $71,740,386 and is 30.07% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
DEBT SECURITIES		$232,660,222		$232,660,222
MONEY MARKET FUND		$5,797,189		$5,797,189
TOTAL INVESTMENTS		$238,457,411		$238,457,411

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $249,958,354, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,162,452
Gross unrealized depreciation	(12,663,408)
Net unrealized appreciation	$(11,500,956)